INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Patent Details
Patent		$ 2,500,000
Less: accumulated amortization		(1,400,964)
Intangible Assets, Net		$ 1,099,036